Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Pledged Financial Instruments, Not Separately Reported, Securities for Intercompany Reinsurance Agreements	$ 478.0	$ 660.8	$ 707.1
Pledged Financial Instruments, Not Separately Reported, Securities for Third-Party Agreements	2,738.9	2,714.4	2,817.7
Pledged Financial Instruments, Not Separately Reported Securities for Letter of Credit Facility	140.0	172.0	471.3
Restricted assets, excluding illiquid assets	3,356.9	3,547.2	3,996.1
Other investments, at fair value	204.7	209.3	221.3
Debt Securities, Available for Sale and Held for Trading, and Illiquid Assets, Restricted	$ 3,561.6	$ 3,756.5	$ 4,217.4
Total as percent of investable assets	46.00%	50.20%	59.40%